Fixed Assets (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2018	Jun. 30, 2018
Property, Plant and Equipment [Abstract]
Schedule of fixed assets, net of accumulated depreciation
	Useful lives	December 31, 2018	June 30, 2018
Computer and software	3 years	$16,700	$16,700
Less: accumulated depreciation		(7,300)	(4,600)
Fixed assets		$9,400	$12,100

	Useful lives	June 30, 2018	June 30, 2017
Computer and software	3 years	$16,700	$4,300
Less: accumulated depreciation		(4,600)	(2,000)
Fixed assets, net		$12,100	$2,300

Schedule of future minimum lease payments to be received
2019	90,348
2020	90,348
2021	90,348
2022	90,348
2023	45,174
Total	$406,566